Net debt - Schedule of components of net debt (Details) - GBP (£) £ in Millions	Sep. 30, 2026	Mar. 31, 2026
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	£ 308	£ 375
Current financial investments	3,015	2,453
Borrowings and bank overdrafts	(51,222)	(46,755)
Financing derivatives	(700)	(233)
Net debt (net of related derivative financial instruments)	(48,599)	(44,160)
Derivative liabilities	665	180
Derivatives | Capital expenditure prepayments
Disclosure of detailed information about financial instruments [line items]
Derivative liabilities	£ 82	£ 19